CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT
Summary of key inputs used in determining the fair value of contingent repurchase feature as of the extinguishment date

Effective date	9/30/2018
Current price	$3.28
Exercise price	$14.0
Initial term	0.5 Years
Volatility	55.00%
Risk free rate	2.36%
Dividend yield	0.00%

Summary of key inputs used in determining the fair value of convertible preferred shares as of the extinguishment date

Price per share	$5.45 – 6.41
Term	1.7 – 2.4 Years
Volatility	55.00%
Risk free rate	2.71% – 2.81%

Price per share	$6.41
Term	1.7 – 2.3 Years
Volatility	55.00%
Risk free rate	1.59% – 2.71%

Summary of activities related to the PIF Convertible Notes and Series D convertible preferred share funding

Conversion of Convertible Notes	$271,985
Series D received in April 2019	200,000
Series D received in October 2019	400,000
Series D received in March 2020	200,000
Series D received in June 2020	200,000
Contingent forward contract liability reclassified to Series D	39,564
Conversion of preferred stock warrant to Series D in February 2021	3,000
Reclassification of preferred stock warrant liability to Series D in February 2021	9,936
Total proceeds of Series D	$1,324,485

Conversion of Convertible Notes (Note 5)	$271,985
Series D received in April 2019	200,000
Series D received in October 2019	400,000
Series D received in March 2020	200,000
Series received in June 2020	200,000
Contingent forward contract liability reclassified to Series D	39,563
Total proceeds of Series D	$1,311,548

Summary of convertible preferred shares, par value per share, authorized, and outstanding

As of June 30, 2021 and December 31, 2020, the Company had the following convertible preferred shares, par value of $0.0001 per share, authorized, and outstanding (in thousands, except share and per share amounts):

As of June 30, 2021
				Conversion
				Per Share to	Liquidation
	Shares	Shares	Net Carrying	Common	Per Share	Liquidation
Convertible Preferred Shares	Authorized	Outstanding	Value	Shares	Amount	Amount
Series A	12,120,000	12,120,000	$11,925	$1.00	$1.00	$12,120
Series B	8,000,000	8,000,000	23,740	3.00	3.00	24,000
Series C	22,532,244	22,532,244	137,475	6.41	6.41	144,432
Series D	204,733,847	204,733,847	1,324,485	6.15	9.62	1,969,540
Series E	189,795,981	189,795,981	4,339,160	7.90	11.85	2,249,082
Total	437,182,072	437,182,072	$5,836,785			$4,399,174

As of December 31, 2020
				Conversion
				Per Share to	Liquidation
	Shares	Shares	Net Carrying	Common	Per Share	Liquidation
Convertible Preferred Shares	Authorized	Outstanding	Value	Shares	Amount	Amount
Series A	12,120,000	12,120,000	$11,925	$1.00	$1.00	$12,120
Series B*	9,333,333	9,333,333	23,740	3.00	3.00	28,000
Series C	31,170,225	22,532,244	137,475	6.41	6.41	144,432
Series D	234,009,360	204,148,825	1,311,548	6.15	9.62	1,963,912
Series E	113,877,589	113,877,589	1,009,388	7.90	11.85	1,349,449
Total	400,510,507	362,011,991	$2,494,076			$3,497,913

*	As of December 31, 2020, 1,333,333 Series B convertible preferred shares at aggregate fair value of $3.0 million were extinguished and reclassified to other accrued liabilities, with cash settlement occurring in January 2021.

As of December 31, 2020, and 2019, the Company had the following convertible preferred shares, par value of $0.0001 per share, authorized, and outstanding (in thousands, except share and per share amounts):

As of December 31, 2020
				Conversion
				Price Per
				Share to	Liquidation
	Shares	Shares	Net Carrying	Common	Per Share	Liquidation
Convertible Preferred Shares	Authorized	Outstanding	Value	Shares	Amount	Amount
Series A	12,120,000	12,120,000	$11,925	$1.00	$1.00	$12,120
Series B*	9,333,333	9,333,333	23,740	3.00	3.00	28,000
Series C	31,170,225	22,532,244	137,475	6.41	6.41	144,432
Series D	234,009,360	204,148,825	1,311,548	6.15	9.62	1,963,912
Series E	113,877,589	113,877,589	1,009,388	7.90	11.85	1,349,449
Total	400,510,507	362,011,991	$2,494,076			$3,497,913

*As of December 31, 2020, 1,333,333 Series B convertible preferred shares at aggregate fair value of $3.0 million were extinguished and reclassified to other accrued liabilities, with cash settlement occurring in January 2021.

As of December 31, 2019
				Conversion
				Per
				Share to	Liquidation
	Shares	Shares	Net Carrying	Common	Per Share	Liquidation
Convertible Preferred Shares	Authorized	Outstanding	Value	Shares	Amount	Amount
Series A	12,120,000	12,120,000	$11,925	$1.00	$1.00	$12,120
Series B	9,333,333	9,333,333	27,740	3.00	3.00	28,000
Series C	31,170,225	26,884,509	162,360	6.41	6.41	172,331
Series D	234,009,360	141,746,324	871,985	6.15	9.62	1,362,891
Total	286,632,918	190,084,166	$1,074,010			$1,575,342

Summary of common shares reserved for future issuances

	June 30,	December 31,
	2021	2020
Convertible preferred shares outstanding	437,182,072	362,011,991
Share options outstanding	26,099,336	26,730,453
Restricted stock unit outstanding	15,763,598	—
Convertible preferred share warrant	—	585,022
Shares available for future grants	4,469,725	3,981,178
Total common shares reserved	483,514,731	393,308,644

	As of December 31,
	2020	2019
Convertible preferred shares outstanding	362,011,991	190,084,166
Share options outstanding	26,730,453	26,212,498
Convertible preferred share warrant	585,023	585,023
Shares available for future grants	3,981,178	7,336,862
Total common shares reserved	393,308,645	224,218,549